EVENT SUBSEQUENT TO THE REPORTING DATE	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
EVENT SUBSEQUENT TO THE REPORTING DATE [Text Block]

20. EVENT SUBSEQUENT TO THE REPORTING DATE

Subsequent to the year ended December 31, 2022, the Company entered into certain agreements to acquire an additional 2.263% ownership in SLM California for cash consideration of $3,517 pursuant to agreements with existing shareholders of SLM California. The acquisition provides EMX with a further 0.0424% effective NSR royalty interest in the Caserones mine, increasing the Company’s NSR interest to 0.7759%.